Property, Plant and Equipment - Summary of Provision for Obsolescence of Materials and Equipment (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 1,069,011	$ 699,087
Amount at end of year	1,379,527	1,069,011	$ 699,087
Provision for Obsolescence of Materials and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	6,610	3,955	1,652
Increase charged to profit or loss	1,977	410	629
Decreases charged to profit or loss	(1)	(22)
Amounts incurred due to utilization	(6)	(48)	(60)
Translation differences	2,687	2,315	1,666
Transfers and other movements			68
Amount at end of year	$ 11,267	$ 6,610	$ 3,955